UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2014

Date of reporting period:	1/31/2014

Item 1. Schedule of Investments

Prudential International Equity Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 97.9%
Australia — 5.3%
Australia & New Zealand Banking Group Ltd.	106,220	$2,797,866
BHP Billiton Ltd.	51,931	1,658,433
Commonwealth Bank of Australia	57,120	3,708,601
CSL Ltd.	3,736	229,958
Dexus Property Group	84,051	73,306
Fortescue Metals Group Ltd.	468,977	2,175,330
Mount Gibson Iron Ltd.	897,270	821,783
National Australia Bank Ltd.	2,678	77,854
Orica Ltd.	7,200	148,207
Ramsay Health Care Ltd.	2,367	90,886
REA Group Ltd.	1,950	69,303
Westpac Banking Corp.	121,990	3,287,826
Woodside Petroleum Ltd.	5,581	182,526
Woolworths Ltd.	2,165	64,545

		15,386,424

Austria — 1.1%
OMV AG	35,979	1,557,659
Voestalpine AG	35,884	1,606,100

		3,163,759

Belgium — 1.1%
Ageas	47,797	2,051,064
Anheuser-Busch InBev NV	9,119	873,996
Colruyt SA	1,222	69,323
KBC Groep NV	4,073	240,228

		3,234,611

Brazil — 2.1%
AMBEV SA	84,600	564,058
Banco do Brasil SA	165,700	1,434,362
Cia Paranaense de Energia	90,300	1,041,355
Cielo SA	2,400	63,887
Petroleo Brasileiro SA*	169,700	968,308
Vale SA	152,000	2,081,674
WEG SA	4,900	55,635

		6,209,279

Canada — 6.0%
Aimia, Inc.	3,300	57,244
Alimentation Couche Tard, Inc. (Class B)	2,300	169,689
Boardwalk Real Estate Investment Trust	18,700	982,222
Calloway Real Estate Investment Trust	26,500	591,268
Canadian Imperial Bank of Commerce	7,200	559,644
Canadian Natural Resources Ltd.	28,400	931,240
Canadian Pacific Railway Ltd.	10,100	1,531,119
Canadian Tire Corp. Ltd.	8,300	708,490
CGI Group, Inc.* (Class A)	49,800	1,527,871
Genworth MI Canada, Inc.	33,000	986,963
Imperial Oil Ltd.	4,800	196,310
Jean Coutu Group PJC Inc. (The) (Class A)	59,200	1,024,804
Magna International, Inc.	24,400	2,072,494
Manulife Financial Corp.	69,900	1,289,737
Methanex Corp.	1,700	101,672
Open Text Corp.	1,100	108,998
Pacific Rubiales Energy Corp.	5,300	80,565
Peyto Exploration & Development Corp.	2,400	70,335
Royal Bank Of Canada	5,500	340,395

Shaw Communications, Inc. (Class B)	6,300	138,982
Shoppers Drug Mart Corp.	3,600	189,737
Stantec, Inc.	16,700	1,016,320
Suncor Energy, Inc.	73,800	2,424,549
Teck Resources Ltd. (Class B)	9,200	221,378
TELUS Corp.	4,700	164,284
Vermilion Energy, Inc.	1,600	88,092

		17,574,402

Chile
Empresas Iansa SA	1,481,887	43,676

China — 4.7%
Agricultural Bank of China Ltd. (Class H Stock)	3,703,000	1,616,538
Anhui Gujing Distillery Co. Ltd.	179,900	394,778
Bank of China Ltd. (Class H Stock)	4,862,000	2,052,154
Bank of Communications Co. Ltd. (Class H Stock)	2,235,000	1,451,741
BOC Hong Kong Holdings Ltd.	60,500	183,875
China Communications Construction Co. Ltd. (Class H Stock)	78,000	56,762
China Construction Bank Corp. (Class H Stock)	1,190,000	824,368
China Lumena New Materials Corp.	4,144,000	735,228
China Merchants Bank Co. Ltd. (Class H Stock)	425,000	748,602
China Minsheng Banking Corp. Ltd (Class H Stock)	93,000	90,934
China Overseas Land & Investment Ltd.	26,000	69,793
China Power International Development Ltd.	2,492,000	838,269
China Railway Construction Corp. Ltd. (Class H Stock)	64,000	53,393
China Railway Group Ltd. (Class H Stock)	374,000	166,253
China Resources Power Holdings Co. Ltd.	28,000	66,570
China South City Holdings Ltd.	2,150,000	1,107,582
China Unicom Hong Kong Ltd.	1,160,000	1,512,530
CNOOC Ltd. (Class H Stock)	300,000	465,994
Huaneng Power International, Inc. (Class H Stock)	58,000	54,152
Industrial & Commercial Bank of China Ltd. (Class H Stock)	1,324,000	816,325
Shenzhen Expressway Co. Ltd.	616,000	272,054
Yuzhou Properties Co. Ltd.	556,000	121,583

		13,699,478

Denmark — 1.0%
A.P. Moeller - Maersk A/S (Class A Stock)	10	107,043
A.P. Moeller - Maersk A/S (Class B Stock)	30	335,212
Coloplast A/S (Class B Stock)	1,107	83,158
Novo Nordisk A/S (Class B Stock)	50,435	1,996,469
Schouw & Co.	6,146	270,106

		2,791,988

Finland — 0.7%
Sampo OYJ (Class A Stock)	41,047	1,903,275

France — 6.1%
AXA SA	32,140	843,069
Cap Gemini SA	3,179	216,250
Carrefour SA	33,761	1,160,116
Casino Guichard Perrachon SA	930	95,856
Electricite de France SA	50,949	1,729,554
GDF Suez	23,770	524,690
JCDecaux SA L1 - L2	25,759	1,098,486
Nexity SA	12,430	496,386
Rallye SA	7,511	294,428
Safran SA	32,701	2,323,953
Sanofi	4,639	453,516
Societe Television Francaise 1	8,807	162,730

Thales SA	29,187	1,899,343
Total SA	70,068	3,997,523
Unibail-Rodamco SE	1,574	378,820
Valeo SA	17,083	1,906,226
Vinci SA	4,346	284,184

		17,865,130

Germany — 5.8%
Allianz SE	8,168	1,357,861
Aurelius AG	9,555	359,090
BASF SE	29,034	3,104,101
Bayer AG	14,814	1,949,621
Daimler AG	39,511	3,300,213
Deutsche Post AG	14,654	506,120
Deutsche Telekom AG	65,248	1,055,011
Duerr AG	12,355	1,037,467
E.ON SE	32,260	583,899
Fresenius SE & Co. KGaA	2,031	317,045
Hannover Rueck SE	20,761	1,646,978
Henkel AG & Co. KGaA	2,121	206,124
K+S AG(a)	3,090	92,539
Merck KGaA	1,158	179,307
Muenchener Rueckversicherungs AG	2,908	599,286
ProSiebenSat.1 Media AG	6,863	307,442
RTL Group SA	693	84,440
Siemens AG	1,996	252,524
Suedzucker AG	2,469	61,532

		17,000,600

Greece — 1.0%
Hellenic Telecommunications Organization SA*	81,166	1,186,572
OPAP SA	132,422	1,712,438

		2,899,010

Hong Kong — 2.9%
Bank of East Asia Ltd.	101,400	385,290
Cheung Kong Infrastructure Holdings Ltd.	11,000	64,609
China Resources Cement Holdings Ltd.	84,000	57,326
Galaxy Entertainment Group Ltd.*	133,000	1,300,020
Hang Seng Bank Ltd.	86,600	1,359,480
Huabao International Holdings Ltd.	1,863,000	943,335
Hutchison Whampoa Ltd.	181,000	2,241,492
Hysan Development Co. Ltd.	15,000	59,136
Link REIT (The)	389,000	1,758,941
Shimao Property Holdings Ltd.	24,500	53,514
SJM Holdings Ltd.	33,000	102,285
Wheelock & Co. Ltd.	33,000	134,266
Wynn Macau Ltd.	28,000	118,923

		8,578,617

India — 0.9%
ICICI Bank Ltd., ADR	1,900	61,123
Infosys Ltd., ADR	3,200	187,456
Tata Motors Ltd., ADR	56,500	1,573,525
Wipro Ltd., ADR(a)	72,100	932,974

		2,755,078

Indonesia
PT Indofood Sukses Makmur Tbk	104,000	59,452

Israel — 1.3%
Bank Hapoalim BM	40,979	212,793
Bezeq Israeli Telecommunication Corp. Ltd. (The)	45,859	69,886

Cellcom Israel Ltd.	38,637	479,996
Delek Group Ltd.	3,139	1,119,944
Teva Pharmaceutical Industries Ltd.	45,052	2,008,007

		3,890,626

Italy — 0.9%
ASTM SpA	3,732	55,994
Atlantia SpA	6,019	136,905
Eni SpA	41,062	932,469
Fiat SpA*	13,913	138,384
Iren SpA	136,378	192,782
Mediolanum SpA	120,240	1,033,066
Snam SpA	38,626	211,748

		2,701,348

Japan — 15.8%
Asahi Group Holdings Ltd.	9,100	247,467
Asahi Kasei Corp.	242,000	1,831,209
Daikin Industries Ltd.	4,200	240,911
Daiwa Securities Group, Inc.	32,000	296,781
Denso Corp.	8,000	411,428
Dentsu, Inc.	3,100	121,602
Fuji Electric Co. Ltd.	14,000	60,650
Fuji Heavy Industries Ltd.	82,000	2,235,445
Hino Motors Ltd.	139,000	2,022,709
Hirose Electric Co. Ltd.	500	70,019
Hitachi Ltd.	81,000	617,495
Japan Tobacco, Inc.	46,300	1,429,256
JGC Corp.	3,000	113,137
KDDI Corp.	36,100	1,987,744
Keyence Corp.	1,000	410,613
Kirin Holdings Co. Ltd.	35,000	475,990
Kubota Corp.	26,000	400,173
LIXIL Group Corp.	4,500	115,935
Medipal Holdings Corp.	109,400	1,597,525
Mitsubishi Corp.	111,000	2,040,860
Mitsubishi Materials Corp.	159,000	533,772
Mitsubishi UFJ Financial Group, Inc.	540,100	3,246,963
Mitsui & Co. Ltd.	30,900	413,791
Mizuho Financial Group, Inc.	1,190,300	2,522,629
Murata Manufacturing Co. Ltd.	20,800	1,931,349
Namco Bandai Holdings, Inc.	2,800	63,544
Nidec Corp.	600	66,754
Nippon Flour Mills Co. Ltd.	88,000	438,389
Nippon Paint Co. Ltd.	4,000	65,749
Nippon Telegraph & Telephone Corp.	44,000	2,354,974
NKSJ Holdings, Inc.	5,900	153,550
NTT DOCOMO, Inc.	25,400	406,674
Oji Holdings Corp.	14,000	65,970
Omron Corp.	3,600	142,335
ORIX Corp.	22,300	338,249
Otsuka Holdings Co. Ltd.	65,900	2,016,381
Panasonic Corp.	180,600	2,046,857
Resona Holdings, Inc.	32,800	172,891
Secom Co. Ltd.	3,800	213,483
Seiko Epson Corp.	23,200	602,469
Sekisui Chemical Co. Ltd.	142,000	1,636,659
Shionogi & Co. Ltd.	5,000	101,863
Showa Shell Sekiyu KK	9,700	92,310
Sumitomo Metal Mining Co. Ltd.	9,000	116,448
Sumitomo Mitsui Financial Group, Inc.	63,100	2,923,179

Toray Industries, Inc.	26,000	169,766
TOTO Ltd.	130,000	2,056,223
Toyota Motor Corp.	54,734	3,131,861
West Japan Railway Co.	30,300	1,241,154

		45,993,185

Luxembourg
Millicom International Cellular SA, SDR	1,180	114,687

Macau
MGM China Holdings Ltd.	15,600	61,143

Malaysia — 0.3%
British American Tobacco Malaysia Bhd	2,500	45,421
DRB-Hicom Bhd	290,000	233,568
IOI Corp. Bhd	51,900	64,805
Kossan Rubber Industries	203,300	256,973
Public Bank Bhd	19,000	108,578
Sunway Bhd	126,400	102,286
Supermax Corp. Bhd	179,200	155,725

		967,356

Mexico — 0.1%
America Movil SAB de CV (Class L Stock)	241,200	257,179
Fibra Uno Administracion SAB de CV	24,600	79,388

		336,567

Netherlands — 2.2%
Aegon NV	32,172	280,431
Koninklijke Ahold NV	89,771	1,494,274
Royal Dutch Shell PLC (Class A Stock)	39,954	1,384,070
Royal Dutch Shell PLC (Class B Stock)	59,532	2,177,511
TNT Express NV	6,445	56,777
Unilever NV, CVA	29,178	1,088,690

		6,481,753

New Zealand — 0.5%
Auckland International Airport Ltd.	448,735	1,324,387

Norway — 1.5%
DNB ASA	113,082	1,920,390
Gjensidige Forsikring ASA	8,790	168,948
Marine Harvest ASA	83,224	959,325
Telenor ASA	11,114	231,213
Yara International ASA	26,890	1,110,490

		4,390,366

Philippines — 0.3%
Aboitiz Power Corp.	494,600	390,179
First Gen Corp.	838,400	289,164
Manila Water Co., Inc.	571,500	290,522

		969,865

Poland — 0.9%
Bank Pekao SA	2,348	137,833
Getin Holding SA	90,929	116,511
Netia SA*	89,156	137,607
Polskie Gornictwo Naftowe i Gazownictwo SA	37,177	54,601
Powszechna Kasa Oszczednosci Bank Polski SA	115,703	1,495,400
Powszechny Zaklad Ubezpieczen SA	5,689	743,638

		2,685,590

Portugal — 0.6%
EDP - Energias de Portugal SA	474,875	1,782,798
Sonaecom SGPS SA	27,901	89,371

		1,872,169

Russia — 1.1%
Gazprom OAO, ADR	16,225	134,019
Lukoil OAO, ADR	35,363	2,010,387
Magnit OJSC, GDR, RegS	4,186	220,812
NOVATEK OAO, GDR, RegS	1,634	199,511
Sberbank of Russia, ADR	51,435	556,527

		3,121,256

Singapore — 0.8%
CapitaCommercial Trust	57,000	63,256
CapitaMall Trust	43,000	62,754
Mapletree Industrial Trust	478,000	489,575
Wilmar International Ltd.	639,000	1,560,362

		2,175,947

South Africa — 2.4%
Acucap Properties Ltd.	50,973	182,198
AVI Ltd.	82,208	379,911
Barloworld Ltd.	7,038	66,251
Bidvest Group Ltd.	2,049	45,837
FirstRand Ltd.	548,843	1,543,365
Liberty Holdings Ltd.	5,338	55,012
Nedbank Group Ltd.	3,663	63,842
Resilient Property Income Fund Ltd.	50,357	236,583
RMB Holdings Ltd.	378,431	1,466,220
Sasol Ltd.	43,181	2,077,686
Sibanye Gold Ltd.	342,350	485,693
Telkom SA SOC Ltd.*	142,947	389,428

		6,992,026

South Korea — 2.0%
Chongkundang Holdings Corp.*	18,040	762,632
E-Mart Co. Ltd.	195	47,002
Hyundai Motor Co.	2,276	493,949
KH Vatec Co. Ltd.*	3,793	88,842
Korea Circuit Co Ltd*	7,520	84,040
Korea District Heating Corp.*	3,317	222,640
KT&G Corp.	1,955	138,266
LG Fashion Corp.*	31,850	867,058
LS Corp.*	1,173	91,517
Samsung Electronics Co. Ltd.	1,902	2,252,365
SK Hynix, Inc.*	3,260	113,591
SK Telecom Co. Ltd.	3,000	604,456

		5,766,358

Spain — 1.4%
Abertis Infraestructuras SA(a)	84,474	1,885,061
ACS Actividades de Construccion y Servicios SA	11,387	399,670
Amadeus IT Holding SA (Class A Stock)	24,852	983,101
Banco Santander SA	20,005	172,108
Iberdrola SA	77,988	480,226
Red Electrica Corp. SA	1,939	135,608
Repsol SA	3,432	80,213

		4,135,987

Sweden — 2.8%
Assa Abloy AB (Class B Stock)	1,521	75,730

Atlas Copco AB (Class B Stock)	9,157	228,570
Investor AB (Class B Stock)	68,551	2,216,276
NCC AB (Class B Stock)	2,516	80,288
Skandinaviska Enskilda Banken AB (Class A Stock)	176,681	2,276,479
Svenska Cellulosa AB (Class B Stock)	19,856	564,613
Svenska Handelsbanken AB (Class A Stock)	7,983	378,809
Swedbank AB (Class A Stock)	75,399	1,967,510
TeliaSonera AB	38,892	288,036

		8,076,311

Switzerland — 5.5%
Actelion Ltd.*	1,834	172,192
Bucher Industries AG	996	291,678
EMS-Chemie Holding AG	186	64,024
Geberit AG	618	179,148
Lindt & Spruengli AG	14	62,847
Nestle SA	35,415	2,566,573
Novartis AG(a)	61,916	4,893,893
Roche Holding AG	18,729	5,138,595
Swiss Re AG	26,800	2,312,870
Swisscom AG	418	229,616

		15,911,436

Taiwan — 3.9%
Advanced Semiconductor Engineering, Inc.	108,000	98,958
Asustek Computer, Inc.	12,000	110,095
Catcher Technology Co. Ltd.	272,000	1,804,225
Cathay Financial Holding Co. Ltd.	43,184	64,940
Chimei Materials Technology Corp.	1,196,000	1,575,188
CTBC Financial Holding Co. Ltd.	110,210	72,550
Eclat Textile Co. Ltd.	138,000	1,508,344
Everlight Electronics Co. Ltd.	635,000	1,509,470
Fubon Financial Holding Co. Ltd.	48,000	67,716
Grape King Bio Ltd.	140,000	608,474
Hey Song Corp.	94,000	97,488
Hon Hai Precision Industry Co. Ltd.	812,000	2,268,392
King Yuan Electronics Co. Ltd.	611,000	417,388
Largan Precision Co. Ltd.	2,000	76,793
MediaTek, Inc.	49,000	653,008
Mega Financial Holding Co. Ltd.	79,891	64,502
Merry Electronics Co. Ltd.	31,000	178,128
Namchow Chemical Industrial Co. Ltd.	179,000	254,184

		11,429,843

Thailand — 1.2%
GFPT PCL*	2,844,900	1,137,615
PTT Exploration & Production PCL	25,600	118,623
PTT Global Chemical PCL	703,800	1,519,108
Quality Houses PCL	5,218,100	404,675
Thai Tap Water Supply PCL	372,000	108,749
Thai Vegetable Oil PCL	257,400	152,054
Thanachart Capital PCL	99,300	93,254

		3,534,078

Turkey
Enka Insaat ve Sanayi AS	14,929	42,587
KOC Holding AS	10,705	36,381
Koza Altin Isletmeleri AS	3,540	29,936

		108,904

United Kingdom — 13.5%
Ashtead Group PLC	80,466	1,042,527
AstraZeneca PLC	2,012	127,589
BG Group PLC	9,559	160,667
BHP Billiton PLC	103,328	3,041,830
BP PLC	567,914	4,450,774
British American Tobacco PLC	13,031	621,809
BT Group PLC	453,471	2,855,542
Cable & Wireless Communications PLC	208,852	183,150
Capita PLC	38,264	617,407
Centamin PLC*	1,098,655	790,260
Diageo PLC	35,768	1,060,743
easyJet PLC	79,689	2,152,374
Ferrexpo PLC	122,164	304,207
GlaxoSmithKline PLC	51,641	1,327,389
Greencore Group PLC	192,626	789,111
Home Retail Group PLC	340,123	999,793
HSBC Holdings PLC	426,347	4,375,063
International Consolidated Airlines Group SA*	17,020	116,442
ITV PLC	696,090	2,246,213
J Sainsbury PLC	322,768	1,827,950
Legal & General Group PLC	663,307	2,342,626
National Grid PLC	60,597	784,403
Next PLC	2,581	264,726
Prudential PLC	22,807	459,108
Reckitt Benckiser Group PLC	10,487	785,190
Travis Perkins PLC	56,546	1,613,442
Unilever PLC	20,954	804,214
Vodafone Group PLC	421,828	1,563,176
WM Morrison Supermarkets PLC	429,186	1,691,295

		39,399,020

United States — 0.2%
Catamaran Corp.*	3,700	180,025
Transocean Ltd.	5,771	251,028

		431,053

TOTAL COMMON STOCKS (cost $250,122,003)		286,036,040

EXCHANGE TRADED FUNDS — 1.3%
United States
iShares MSCI EAFE Index Fund	41,700	2,652,537
iShares MSCI Emerging Markets Index Fund(a)	26,500	1,012,035

TOTAL EXCHANGE TRADED FUNDS (cost $3,360,642)		3,664,572

PREFERRED STOCKS — 0.3%
Brazil — 0.2%
Banco ABC Brasil SA (PRFC)	60,900	301,062
Cia Energetica de Minas Gerais (PRFC)	11,745	67,796
Petroleo Brasileiro SA (PRFC)*	28,000	170,558
Vale SA (PRFC)	12,800	159,122

		698,538

Germany
Bayerische Motoren Werke AG (PRFC)	967	77,497

South Korea — 0.1%
Hyundai Motor Co. - 2nd Offering (PRFC)	681	82,216
Samsung Electronics Co. Ltd. (PRFC)	131	115,446

		197,662

TOTAL PREFERRED STOCKS (cost $1,085,567)		973,697

	Units
RIGHTS(g)*
Brazil
Banco ABC Brasil SA, expiring 02/28/14	1,612	1,471

Spain
ACS Actividades de Construccion y Servicios SA, expiring 03/13/14	11,387	6,481

TOTAL RIGHTS (cost $6,881)		7,952

TOTAL LONG-TERM INVESTMENTS (cost $254,575,093)		290,682,261

	Shares
SHORT-TERM INVESTMENTS — 1.9%
Affiliated Money Market Mutual Fund — 1.8%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $5,169,891; includes $5,169,220 of cash collateral received for securities on loan)(b)(c)	5,169,891	5,169,891

	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bill, 0.060%, 03/20/14 (cost $149,988)(d)(e)	150	149,989

TOTAL SHORT-TERM INVESTMENTS (cost $5,319,879)		5,319,880

TOTAL INVESTMENTS — 101.4% (cost $259,894,972)(f)		296,002,141
LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (1.4)%		(3,981,522)

NET ASSETS 100.0%		$292,020,619

The following abbreviations are used in the portfolio descriptions:

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CVA	Certificate Van Aandelan (Bearer)
DAX	Deutscher Aktien IndeX
EAFE	Europe, Australasia and Far East
FTSE	Financial Times and Stock Exchange
GDR	Global Depositary Receipt

MSCI	Morgan Stanley Capital International
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt
TOPIX	Tokyo Stock Price Index

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,920,869; cash collateral of $5,169,220 (included with liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Rate shown represents yield-to-maturity as of purchase date.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$263,848,872

Appreciation	40,050,867
Depreciation	(7,897,598)

Net Unrealized Appreciation	$32,153,269

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2014.
(h)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at January 31, 2014:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2014	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
3	Amsterdam Index	Feb. 2014	$327,331	$312,361	$(14,970)
1	ASX SPI 200 Index	Mar. 2014	111,079	112,523	1,444
1	DAX Index	Mar. 2014	308,770	314,367	5,597
3	FTSE 100 Index	Mar. 2014	315,869	318,513	2,644
2	TOPIX Index	Mar. 2014	246,200	237,839	(8,361)

					$(13,646)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$15,386,424	$—
Austria	1,557,659	1,606,100	—
Belgium	—	3,234,611	—
Brazil	6,209,279	—	—
Canada	17,574,402	—	—

Chile	43,676	—	—
China	—	13,699,478	—
Denmark	1,996,469	795,519	—
Finland	—	1,903,275	—
France	162,730	17,702,400	—
Germany	—	17,000,600	—
Greece	—	2,899,010	—
Hong Kong	—	8,578,617	—
India	2,755,078	—	—
Indonesia	—	59,452	—
Israel	—	3,890,626	—
Italy	—	2,701,348	—
Japan	—	45,993,185	—
Luxembourg	—	114,687	—
Macau	—	61,143	—
Malaysia	302,394	664,962	—
Mexico	336,567	—	—
Netherlands	—	6,481,753	—
New Zealand	1,324,387	—	—
Norway	—	4,390,366	—
Philippines	—	969,865	—
Poland	—	2,685,590	—
Portugal	—	1,872,169	—
Russia	3,121,256	—	—
Singapore	—	2,175,947	—
South Africa	379,911	6,612,115	—
South Korea	138,266	5,628,092	—
Spain	—	4,135,987	—
Sweden	—	8,076,311	—
Switzerland	62,847	15,848,589	—
Taiwan	—	11,429,843	—
Thailand	—	3,534,078	—
Turkey	—	108,904	—
United Kingdom	789,111	38,609,909	—
United States	180,025	251,028	—
Exchange Traded Funds
United States	3,664,572	—	—
Preferred Stocks
Brazil	698,538	—	—
Germany	—	77,497	—
South Korea	—	197,662	—
Rights
Brazil	—	1,471	—
Spain	6,481	—	—
Affiliated Money Market Mutual Fund	5,169,891	—	—
U.S. Treasury Obligation	—	149,989	—
Other Financial Instruments*
Futures Contracts	(13,646)	—	—

Total	$46,459,893	$249,528,602	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at October 31, 2013 was $312,615,652. Of that amount, $312,464,869 were classified as Level 2 investments as a result of valuing investments using third party vendor modeling tools. An amount of $3,013,171 was transferred from Level 2 into Level 1 at January 31, 2014 as a result of using quoted prices in active markets for such foreign securities. Such fair values are used to reflect the impact of market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 was as follows:

Commercial Banks	15.6%
Oil, Gas & Consumable Fuels	8.9
Pharmaceuticals	7.1
Insurance	6.2
Metals & Mining	4.8
Automobiles	3.8
Food Products	3.8
Diversified Telecommunication Services	3.7
Chemicals	3.3
Food & Staples Retailing	2.9
Electronic Equipment, Instruments & Components	2.5
Diversified Financial Services	1.9
Electric Utilities	1.9
Affiliated Money Market Mutual Fund (including 1.8% of collateral received for securities on loan)	1.8
Semiconductors & Semiconductor Equipment	1.8
Trading Companies & Distributors	1.8
Real Estate Investment Trusts	1.7
Wireless Telecommunication Services	1.7
Household Durables	1.6
Media	1.5
Aerospace & Defense	1.4
Auto Components	1.4
Beverages	1.3
Exchange Traded Funds	1.3
Machinery	1.3
IT Services	1.3
Transportation Infrastructure	1.2
Hotels, Restaurants & Leisure	1.1
Building Products	0.9
Computers & Peripherals	0.9
Industrial Conglomerates	0.9
Road & Rail	0.9
Health Care Providers & Services	0.8
Multi-Utilities	0.8
Textiles, Apparel & Luxury Goods	0.8
Tobacco	0.8
Airlines	0.7
Household Products	0.6
Professional Services	0.6
Independent Power Producers & Energy Traders	0.5
Real Estate Management & Development	0.5
Multiline Retail	0.4
Construction & Engineering	0.3
Internet & Catalog Retail	0.3
Thrifts & Mortgage Finance	0.3
Air Freight & Logistics	0.2
Biotechnology	0.2
Capital Markets	0.2
Gas Utilities	0.2
Health Care Equipment & Supplies	0.2
Marine	0.2
Personal Products	0.2
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
U.S. Treasury Obligation	0.1
Water Utilities	0.1

101.4%
Liabilities in excess of other assets	(1.4)

100.0%

Prudential International Value Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS — 96.2%
Argentina — 0.3%
2,754	MercadoLibre, Inc.	$ 265,733

Australia — 3.7%
176,200	Arrium Ltd.	239,549
42,900	Ausdrill Ltd.	33,751
33,100	Bendigo and Adelaide Bank Ltd.	335,914
29,500	Bradken Ltd.	129,009
82,600	Challenger Ltd.	433,083
71,625	Downer EDI Ltd.	308,564
253,200	Emeco Holdings Ltd.	57,771
43,100	Fortescue Metals Group Ltd.	199,917
27,500	GrainCorp Ltd. (Class A Stock)	182,716
13,500	Leighton Holdings Ltd.	194,024
37,900	Lend Lease Group	349,123
77,000	Metcash Ltd.	203,195
21,700	Mineral Resources Ltd.	213,683
13,600	National Australia Bank Ltd.	395,374
88,300	Pacific Brands Ltd.	47,137
4,700	Rio Tinto Ltd.	267,064
38,800	Toll Holdings Ltd.	189,487

		3,779,361

Austria — 0.7%
10,700	OMV AG	463,241
5,700	Voestalpine AG	255,121

		718,362

Belgium — 1.1%
32,700	AGFA-Gevaert NV*	96,585
5,920	Anheuser-Busch InBev NV	567,393
7,300	Delhaize Group SA	468,870
4,935	Dexia SA*	333

		1,133,181

Brazil — 0.5%
7,217	Embraer SA, ADR	221,490
15,700	Natura Cosmeticos SA	255,481

		476,971

Canada — 0.8%
9,892	Canadian National Railway Co.	529,438
10,650	Potash Corp. of Saskatchewan, Inc.	333,558

		862,996

China — 3.3%
6,387	Baidu, Inc., ADR*	999,566
80,435	China Mobile Ltd.	767,537
1,250,640	Industrial & Commercial Bank of China Ltd. (Class H Stock)	771,094

4,200	SINA Corp.*	273,798
142,020	Sinopharm Group Co. Ltd. (Class H Stock)	400,516
2,912	Tencent Holdings Ltd.	204,160

		3,416,671

Denmark — 1.3%
33,015	Novo Nordisk A/S (Class B Stock)	1,306,898

Finland — 0.7%
9,410	Kone Oyj (Class B Stock)	381,868
13,700	Tieto Oyj	300,803

		682,671

France — 9.9%
4,339	Air Liquide SA	544,545
7,300	Alstom SA	206,198
20,000	AXA SA	524,623
8,100	BNP Paribas SA	625,366
10,369	Cie Generale des Etablissements Michelin	1,090,726
2,700	Ciments Francais SA	213,538
37,707	Credit Agricole SA*	505,964
8,300	Electricite de France	281,758
6,287	LVMH Moet Hennessy Louis Vuitton SA	1,118,427
11,350	Publicis Groupe SA	1,004,899
4,600	Renault SA	399,600
7,500	Sanofi	733,212
8,900	SCOR SE	288,331
5,863	Societe Generale SA	331,261
5,900	Thales SA	383,942
12,100	Total SA	690,330
5,100	Valeo SA	569,089
27,796	Vivendi SA	746,164

		10,257,973

Germany — 8.8%
8,554	Adidas AG	953,705
3,800	Allianz SE	631,718
3,300	Aurubis AG	190,759
6,200	BASF SE	662,858
3,100	Bayer AG	407,981
7,500	Daimler AG	626,448
24,242	Deutsche Bank AG	1,166,883
12,200	E.ON SE	220,817
19,300	Freenet AG*	588,461
12,286	Fresenius Medical Care AG & Co. KGaA	865,817
2,600	Hannover Rueck SE	206,259
2,600	Lanxess AG	170,388
1,800	Muenchener Rueckversicherungs-Gesellschaft AG	370,947
5,100	Rheinmetall AG	326,465
7,300	RWE AG	269,361
5,955	SAP AG	455,618
3,400	Stada Arzneimittel AG	161,813
3,300	Volkswagen AG	799,121

		9,075,419

Hong Kong — 2.9%
188,424	AIA Group Ltd.	868,550
17,000	Cheung Kong Holdings Ltd.	252,174
192,000	First Pacific Co. Ltd.	189,198
50,899	Hong Kong Exchanges and Clearing Ltd.	798,076
354,000	Huabao International Holdings Ltd.	179,249
69,720	Kingboard Chemical Holdings Ltd.	155,816
43,508	Sands China Ltd.	334,109
68,200	Yue Yuen Industrial Holdings Ltd.	210,417

		2,987,589

Ireland — 0.4%
13,900	Irish Life & Permanent Group Holdings PLC*	1,612
1,700	Permanent TSB Group Holdings PLC*	197
16,100	Smurfit Kappa Group PLC	376,988

		378,797

Israel — 1.0%
62,300	Bank Hapoalim BM	323,507
6,200	Elbit Systems Ltd.	348,891
9,100	Teva Pharmaceutical Industries Ltd.	405,595

		1,077,993

Italy — 2.7%
14,400	Banco Popolare SC*	24,657
124,700	Enel SpA	567,543
35,100	Eni SpA	797,079
15,200	Finmeccanica SpA*	133,192
214,047	Intesa Sanpaolo SpA	576,895
16,702	Saipem SpA	391,083
251,900	Telecom Italia SpA	279,740

		2,770,189

Japan — 18.2%
8,373	Alpine Electronics, Inc.	117,230
11,400	Aoyama Trading Co. Ltd.	292,485
21,297	Bridgestone Corp.	764,612
3,998	Fanuc Corp.	647,914
73,900	Fukuoka Financial Group, Inc.	307,914
8,700	Fuyo General Lease Co. Ltd.	301,846
17,600	Heiwa Corp.	311,841
7,450	Japan Exchange Group, Inc.	179,994
17,785	Japan Tobacco, Inc.	549,013
57,894	JX Holdings, Inc.	279,089
8,200	KDDI Corp.	451,510
9,400	Keihin Corp.	139,410
7,062	Komatsu Ltd.	149,071
41,822	Kubota Corp.	643,694
15,800	Kyorin Holdings, Inc.	353,807
25,600	Kyowa Exeo Corp.	334,302
76,000	Marubeni Corp.	530,195
3,900	Miraca Holdings, Inc.	184,299
5,900	Mitsubishi Corp.	108,478
20,413	Mitsubishi Estate Co. Ltd.	501,366

263,879	Mitsubishi UFJ Financial Group, Inc.	1,586,383
25,800	Mitsui & Co. Ltd.	345,496
248,700	Mizuho Financial Group, Inc.	527,075
66,000	Morinaga Milk Industry Co. Ltd.	193,930
28,800	Nichii Gakkan Co.	244,870
12,300	Nippon Telegraph & Telephone Corp.	658,322
78,700	Nishi-Nippon City Bank Ltd. (The)	198,409
30,000	NTT DoCoMo, Inc.	480,324
12,100	Otsuka Holdings Co. Ltd.	370,231
97,000	Resona Holdings, Inc.	511,295
49,800	Sankyu, Inc.	187,497
29,400	Seino Holdings Co. Ltd.	277,603
13,500	Shimachu Co. Ltd.	300,324
25,400	Shizuoka Gas Co. Ltd.	149,853
9,828	SoftBank Corp.	711,516
38,600	Sumitomo Corp.	480,969
16,000	Sumitomo Metal Mining Co. Ltd.	207,019
17,900	Sumitomo Mitsui Financial Group, Inc.	829,238
194,470	Sumitomo Mitsui Trust Holdings, Inc.	922,591
52,600	Toagosei Co. Ltd.	216,430
16,700	Toppan Forms Co. Ltd.	144,789
20,883	Toyota Motor Corp.	1,194,918
7,900	Tsumura & Co.	194,814
9,400	West Japan Railway Co.	385,044
36,900	Yokohama Rubber Co. Ltd. (The)	328,595

		18,795,605

Liechtenstein — 0.1%
1,400	Verwaltungs-und Privat-Bank AG	144,841

Mexico — 0.2%
96,585	Wal-Mart de Mexico SAB de CV (Class V Stock)	231,027

Netherlands — 4.3%
18,800	Aegon NV	163,873
6,245	ASML Holding NV	528,470
100,613	ING Groep NV, CVA*	1,328,804
40,800	Koninklijke Ahold NV	679,132
46,900	Royal Dutch Shell PLC (Class B Stock)	1,715,468

		4,415,747

New Zealand — 0.4%
279,800	Air New Zealand Ltd.	386,296

Norway 0.8%
20,700	DnB ASA	351,533
9,700	Statoil ASA	229,896
6,600	Yara International ASA	272,564

		853,993

Russia — 0.6%
15,414	Yandex NV (Class A Stock)*	566,465

Singapore — 0.1%
198,700	Golden Agri-Resources Ltd.	80,686

Spain — 2.1%
11,219	Amadeus IT Holding SA (Class A Stock)	443,804

43,206	Banco Bilbao Vizcaya Argentaria SA	515,399
60,096	Banco Santander SA	517,020
20,300	Repsol SA	474,452
12,200	Telefonica SA	187,898

		2,138,573

Sweden — 2.0%
25,500	Boliden AB	386,642
18,017	Hennes & Mauritz AB (Class B Stock)	774,721
5,500	NCC AB (Class B Stock)	175,511
5,700	Oriflame Cosmetics SA, SDR	157,136
11,000	Swedbank AB (Class A Stock)	287,041
43,700	TeliaSonera AB	323,645

		2,104,696

Switzerland — 8.3%
4,500	Baloise Holding AG	537,540
13,112	Credit Suisse Group AG*	395,077
500	Georg Fischer AG*	342,496
12,296	Julius Baer Group Ltd.*	596,114
2,400	Lonza Group AG*	240,735
10,496	Nestle SA	760,659
20,137	Novartis AG	1,591,646
5,477	Roche Holding AG	1,502,701
2,100	Swiss Life Holding AG*	451,980
6,400	Swiss Re AG*	552,327
1,507	Syngenta AG	532,773
23,755	UBS AG*	471,164
2,000	Zurich Insurance Group AG*	579,882

		8,555,094

Taiwan — 0.2%
13,900	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	235,188

United Kingdom — 17.6%
16,900	Alent PLC	87,152
8,800	AMEC PLC	148,756
18,572	ARM Holdings PLC	283,510
18,200	AstraZeneca PLC	1,154,137
60,800	Aviva PLC	444,779
100,100	BAE Systems PLC	706,194
85,481	Barclays PLC	381,609
75,157	Beazley PLC	315,062
116,400	BP PLC	912,233
184,500	BT Group PLC	1,161,811
21,357	Burberry Group PLC	507,084
123,200	Cable & Wireless Communications PLC	108,039
49,700	Centrica PLC	253,820
29,400	Dairy Crest Group PLC	250,309
24,420	Experian PLC	416,837
8,900	GlaxoSmithKline PLC	228,767
40,400	Home Retail Group PLC	118,756
59,351	HSBC Holdings PLC	614,839
55,000	Intermediate Capital Group PLC	373,094
97,500	J. Sainsbury PLC	552,177

154,385	Kingfisher PLC	936,077
187,000	Legal & General Group PLC	660,435
7,700	Liberty Global PLC (Class A Stock)*	615,461
48,900	Marston’s PLC	120,455
9,600	Mondi PLC	145,272
142,800	Old Mutual PLC	404,110
23,656	Pearson PLC	432,198
12,710	Reckitt Benckiser Group PLC	951,632
42,641	Rolls-Royce Holdings PLC*	830,512
100,287	RSA Insurance Group PLC	159,916
12,830	SABMiller PLC	576,458
35,331	Standard Chartered PLC	718,065
82,300	Tesco PLC	432,483
50,700	Tullett Prebon PLC	275,822
38,100	Vesuvius PLC	279,952
104,700	Vodafone Group PLC	387,989
135,800	WM Morrison Supermarkets PLC	535,148
34,202	WPP PLC	716,616

		18,197,566

United States — 3.2%
7,279	Accenture PLC (Class A Stock)	581,447
15,503	Carnival PLC	637,389
9,889	Lululemon Athletica, Inc.*	451,828
1,100	MasterCard, Inc. (Class A Stock)	83,248
9,207	Schlumberger Ltd.	806,257
11,281	Yum! Brands, Inc.	757,519

		3,317,688

	TOTAL COMMON STOCKS (cost $80,273,245)	99,214,269

PREFERRED STOCK — 0.4%
Brazil
30,685	Itau Unibanco Holding SA, ADR (PRFC) (cost $501,290)	375,585

	TOTAL LONG-TERM INVESTMENTS (cost $80,774,535)	99,589,854

SHORT-TERM INVESTMENT — 2.8%
AFFILIATED MONEY MARKET MUTUAL FUND
2,928,200	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $2,928,200)(a)	2,928,200

	TOTAL INVESTMENTS — 99.4% (cost $83,702,735)(b)	102,518,054
	OTHER ASSETS IN EXCESS OF LIABILITIES(c) — 0.6%	593,175

	NET ASSETS — 100%	$103,111,229

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Anadelen (Bearer)
PRFC	Preference Shares
SDR	Swedish Depositary Receipt
AUD	Australian Dollar

EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$84,365,438

Appreciation	23,958,021
Depreciation	(5,805,405)

Net Unrealized Appreciation	$18,152,616

The book basis may differ from tax basis due to certain tax related adjustments.

(c)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar, Expiring 02/03/14	Deutsche Bank	AUD	15	$13,531	$13,527	$(4)
British Pound, Expiring 02/18/14	State Street Bank	GBP	1,044	1,690,226	1,716,676	26,450

				$1,703,757	$1,730,203	$26,446

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound, Expiring 02/18/14	State Street Bank	GBP	1,044	$1,617,893	$1,716,676	$(98,783)
Euro, Expiring 02/03/14	Deutsche Bank	EUR	10	13,531	13,366	165
Expiring 04/28/14	State Street Bank	EUR	819	1,105,720	1,104,501	1,219
Expiring 04/28/14	State Street Bank	EUR	1,949	2,691,264	2,629,275	61,989
Japanese Yen, Expiring 07/07/14	State Street Bank	JPY	460,612	4,397,757	4,512,611	(114,854)

				$9,826,165	$9,976,429	$(150,264)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$265,733	$—	$—
Australia	—	3,779,361	—
Austria	463,241	255,121	—
Belgium	96,918	1,036,263	—
Brazil	476,971	—	—
Canada	862,996	—	—
China	1,273,364	2,143,307	—
Denmark	1,306,898	—	—
Finland	—	682,671	—
France	213,538	10,044,435	—
Germany	—	9,075,419	—
Hong Kong	—	2,987,589	—
Ireland	1,809	376,988	—
Israel	—	1,077,993	—
Italy	—	2,770,189	—
Japan	—	18,795,605	—
Liechtenstein	144,841	—	—
Mexico	231,027	—	—
Netherlands	—	4,415,747	—
New Zealand	—	386,296	—
Norway	—	853,993	—
Russia	566,465	—	—
Singapore	—	80,686	—
Spain	—	2,138,573	—
Sweden	—	2,104,696	—
Switzerland	—	8,555,094	—
Taiwan	235,188	—	—
United Kingdom	862,529	17,335,037	—
United States	3,317,688	—	—
Preferred Stocks:
Brazil	375,585	—	—
Affiliated Money Market Mutual Fund	2,928,200	—	—
Other Financial Instruments*
Foreign Forward Currency Exchange Contracts	—	(123,818)	—

Total	$13,622,991	$88,771,245	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at October 31, 2013 was $93,707,407. Such fair values are used to reflect the impact of market movements between the time at which the Fund normally values its securities and the earlier closing of foreign markets. An amount of $1,342,836 was transferred from Level 2 into Level 1 at January 31, 2014 as a result of fair valuing such foreign securities using third-party vendor modeling tools.

It is the Series Policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2014 were as follows:

Commercial Banks	12.1%
Pharmaceuticals	8.3
Insurance	6.9
Oil, Gas & Consumable Fuels	5.6
Capital Markets	3.4
Diversified Telecommunication Services	3.3
Wireless Telecommunication Services	3.3
Diversified Financial Services	3.2
Textiles, Apparel & Luxury Goods	3.1
Automobiles	3.0
Food & Staples Retailing	2.9
Chemicals	2.9
Affiliated Money Market Mutual Fund	2.8
Media	2.7
Auto Components	2.6
Aerospace & Defense	2.5
Machinery	2.5
Internet Software & Services	2.4
Specialty Retail	2.2
Hotels, Restaurants & Leisure	1.7
Metals & Mining	1.7
Health Care Providers & Services	1.6
Trading Companies & Distributors	1.5
Food Products	1.4
IT Services	1.4
Road & Rail	1.4
Energy Equipment & Services	1.3
Beverages	1.1
Real Estate Management & Development	1.0
Semiconductors & Semiconductor Equipment	1.0
Household Products	0.9
Electric Utilities	0.8
Multi-Utilities	0.8
Construction & Engineering	0.7
Commercial Services & Supplies	0.6
Tobacco	0.5
Software	0.4
Professional Services	0.4
Personal Products	0.4
Airlines	0.4
Containers & Packaging	0.4
Industrial Conglomerates	0.3
Leisure Equipment & Products	0.3
Life Sciences Tools & Services	0.2
Construction Materials	0.2
Electrical Equipment	0.2
Air Freight & Logistics	0.2
Electronic Equipment, Instruments & Components	0.2
Gas Utilities	0.2
Paper & Forest Products	0.1
Internet & Catalog Retail	0.1
Household Durables	0.1
Health Care Technology	0.1
Distributors	0.1

99.4
Other assets in excess of liabilities	0.6

100.0%

Prudential Emerging Markets Debt Local Currency Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 99.3%
FOREIGN BONDS
Barbados — 0.5%
Columbus International, Inc., Sr. Sec’d. Notes, RegS(original cost $188,913; purchased 09/18/12)(a)(b)	11.500%	11/20/14		170	$ 178,033

Brazil — 16.5%
Banco BMG SA, Sr. Unsec’d. Notes, RegS	9.150%	01/15/16		80	82,420
Banco Santander Brasil SA, Sr. Unsec’d. Notes, MTN, 144A	8.000%	03/18/16	BRL	2,250	853,103
Banco Votorantim Ltd., Sr. Unsec’d. Notes, MTN, RegS	10.625%	04/10/14	BRL	415	170,937
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/19	BRL	650	240,721
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/18	BRL	1,262	476,914
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/21	BRL	1,983	708,492
Brazil Notas do Tesouro Nacionalie, Notes, Ser. NTNF	10.000%	01/01/23	BRL	4,177	1,446,938
Brazil Notas do Tesouro Nacionalie, Sr. Notes, Ser. NTNF	10.000%	01/01/17	BRL	2,705	1,046,417
Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500%	01/05/24	BRL	1,127	406,294
Itau Unibanco Holding SA, Sr. Unsec’d. Notes, RegS	10.500%	11/23/15	BRL	300	121,517
JBS Finance II Ltd., Gtd. Notes, RegS	8.250%	01/29/18		150	158,250

					5,712,003

China — 0.6%
Country Garden Holdings Co. Ltd., Gtd. Notes, RegS	11.125%	02/23/18		200	218,000

Colombia — 4.2%
Colombia Government International Bond, Sr. Unsec’d. Notes	9.850%	06/28/27	COP	180,000	108,254
Colombian TES, Bonds, Ser. B	7.250%	06/15/16	COP	300,000	154,373
Colombian TES, Bonds, Ser. B	11.000%	07/24/20	COP	1,102,800	660,567
Colombian TES, Bonds, Ser. B	11.250%	10/24/18	COP	305,000	181,697
Empresas Publicas De Medellin ESP, Sr. Unsec’d. Notes, RegS	8.375%	02/01/21	COP	300,000	150,928
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	4.750%	05/22/20		200	189,500

					1,445,319

Dominican Republic — 0.4%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	9.040%	01/23/18		122	133,890

Ghana
Ghana Government Bond, Bonds, Ser. 3Y	16.900%	03/07/16	GHS	10	4,006

Hungary — 3.6%
Hungary Government Bond, Bonds, Ser. 16/C	5.500%	02/12/16	HUF	33,080	146,856
Hungary Government Bond, Bonds, Ser. 17/A	6.750%	11/24/17	HUF	54,370	249,664
Hungary Government Bond, Bonds, Ser. 17/B	6.750%	02/24/17	HUF	50,270	229,882
Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, RegS	5.500%	02/12/18		400	414,000
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes, 144A	6.250%	10/21/20		200	206,500

					1,246,902

Indonesia — 10.4%
Berau Capital Resources Pte Ltd., Sr. Sec’d. Notes, RegS	12.500%	07/08/15		145	152,613
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR53	8.250%	07/15/21	IDR	6,500,000	514,038
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR56	8.375%	09/15/26	IDR	1,000,000	75,861
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR58	8.250%	06/15/32	IDR	1,700,000	122,871
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR59	7.000%	05/15/27	IDR	3,800,000	253,956
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR61	7.000%	05/15/22	IDR	2,000,000	146,437

Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR63	5.625%	05/15/23	IDR	8,150,000	528,328
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR65	6.625%	05/15/33	IDR	9,000,000	545,455
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR67	8.750%	02/15/44	IDR	2,700,000	201,569
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR69	7.875%	04/15/19	IDR	2,400,000	193,120
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR69	8.375%	03/15/24	IDR	650,000	51,771
Indonesia Treasury Bond, Sr. Unsec’d. Notes, Ser. FR69	9.000%	03/15/29	IDR	4,400,000	346,587
Majapahit Holding BV, Gtd. Notes, RegS	7.750%	10/17/16		100	109,500
Perusahaan Penerbit SBSN Indonesia, Sr. Unsec’d. Notes, RegS	4.000%	11/21/18		375	370,313

					3,612,419

Italy — 0.3%
Wind Acquisition Finance SA, Sec’d. Notes, 144A	11.750%	07/15/17		100	105,500

Jamaica — 0.5%
Digicel Group Ltd., Sr Unsec’d. Notes, RegS	10.500%	04/15/18		150	159,450

Kazakhstan — 1.4%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	7.000%	05/05/20		200	221,240
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes, MTN, RegS	9.125%	07/02/18		230	274,275

					495,515

Malaysia — 3.5%
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0412	4.127%	04/15/32	MYR	2,200	609,862
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0413	3.844%	04/15/33	MYR	500	134,399
Malaysia Government Bond, Sr. Unsec’d. Notes, Ser. 0612	3.492%	03/31/20	MYR	1,600	462,991

					1,207,252

Mexico — 10.3%
America Movil SAB de CV, Sr. Unsec’d. Notes, Ser. 12	6.450%	12/05/22	MXN	7,500	507,364
Cemex SAB de CV, Sr. Sec’d. Notes, RegS	9.500%	06/15/18		200	224,500
Mexican Bonos, Bonds, Ser. M	6.500%	06/10/21	MXN	2,000	151,441
Mexican Bonos, Bonds, Ser. M	6.500%	06/09/22	MXN	75	5,629
Mexican Bonos, Bonds, Ser. M	7.750%	05/29/31	MXN	10,656	818,117
Mexican Bonos, Bonds, Ser. M	7.998%	06/11/20	MXN	3,950	326,782
Mexican Bonos, Bonds, Ser. M	8.000%	12/07/23	MXN	11,710	962,475
Mexican Bonos, Bonds, Ser. M-10	8.500%	12/13/18	MXN	3,190	269,601
Petroleos Mexicanos, Gtd. Notes, 144A	7.650%	11/24/21	MXN	4,120	311,971

					3,577,880

Nigeria — 2.2%
Nigeria Government Bond, Bonds, Ser. 3YR	10.500%	03/18/14	NGN	5,740	35,147
Nigeria Government Bond, Bonds, Ser. 5YR	4.000%	04/23/15	NGN	19,380	107,230
Nigeria Government Bond, Bonds, Ser. 5YR	15.100%	04/27/17	NGN	33,495	212,922
Nigeria Government Bond, Bonds, Ser. 10YR	7.000%	10/23/19	NGN	78,721	358,373
Nigeria Government Bond, Bonds, Ser. 20YR	10.000%	07/23/30	NGN	10,680	50,426

					764,098

Peru — 2.6%
Peruvian Government Bond, Sr. Unsec’d. Notes	6.950%	08/12/31	PEN	190	63,636
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	6.950%	08/12/31	PEN	460	154,067
Peruvian Government International Bond, Sr. Unsec’d. Notes, RegS	7.840%	08/12/20	PEN	1,135	447,527
Peruvian Government International Bond, Sr. Unsec’d. Notes, 144A	7.840%	08/12/20	PEN	650	256,293

					921,523

Philippines — 1.0%
Philippine Government International Bond, Sr. Unsec’d. Notes	4.950%	01/15/21	PHP	5,000	114,740
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250%	01/14/36	PHP	10,000	221,756

					336,496

Poland — 4.5%
Poland Government Bond, Bonds, Ser. 1020	5.250%	10/25/20	PLN	1,420	469,429
Poland Government Bond, Bonds, Ser. 1023	4.000%	10/25/23	PLN	3,690	1,106,298

					1,575,727

Romania — 0.6%
Romania Government Bond, Bonds, Ser. 5YR	5.600%	11/28/18	RON	690	213,348

Russia — 10.5%
AHML Finance Ltd., Unsec’d. Notes, 144A	7.750%	02/13/18	RUB	12,250	329,959
EDC Finance Ltd., Gtd. Notes, 144A	4.875%	04/17/20		200	189,500
Home Credit & Finance Bank Via Eurasia Capital SA, Sr. Sec’d. Notes	7.000%	03/18/14		250	250,000
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	8.625%	02/17/17	RUB	13,400	374,789
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, MTN, RegS	8.700%	03/17/16	RUB	6,000	169,320
Russian Federal Bond - OFZ, Bonds, Ser. 5081	6.200%	01/31/18	RUB	13,041	354,484
Russian Federal Bond - OFZ, Bonds, Ser. 6211	7.000%	01/25/23	RUB	13,190	346,720
Russian Federal Bond - OFZ, Bonds, Ser. 6212	7.050%	01/19/28	RUB	7,925	201,832
Russian Federal Bond - OFZ, Bonds, Ser. 6215	7.000%	08/16/23	RUB	10,364	271,256
Russian Railways via RZD Capital PLC, Sr. Unsec’d. Notes, RegS	8.300%	04/02/19	RUB	30,200	824,339
Vimpelcom Holdings BV, Gtd. Notes, 144A	9.000%	02/13/18	RUB	5,000	139,323
Vimpelcom Holdings BV, Gtd. Notes, 144A	4.247%(c)	06/29/14		200	200,629

					3,652,151

South Africa — 9.4%
Eskom Holdings Ltd., Notes, Ser. ES23, MTN	10.000%	01/25/23	ZAR	7,500	705,152
South Africa Government Bond, Bonds, Ser. R204	8.000%	12/21/18	ZAR	3,725	331,450
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R208	6.750%	03/31/21	ZAR	3,500	285,254
South Africa Government Bond, Sr. Unsec’d. Notes, Ser. R209	6.250%	03/31/36	ZAR	29,964	1,925,419

					3,247,275

Spain — 1.5%
Spain Government International Bond, Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		500	523,860

Sri Lanka — 1.2%
Bank Of Ceylon Sr. Unsec’d. Notes, RegS	6.875%	05/03/17		400	409,000

Thailand — 3.1%
Thailand Government Bond, Sr. Unsec’d. Notes	3.580%	12/17/27	THB	5,000	142,221
Thailand Government Bond, Sr. Unsec’d. Notes	3.625%	06/16/23	THB	12,077	356,662
Thailand Government Bond, Sr. Unsec’d. Notes	3.650%	12/17/21	THB	2,000	59,992
Thailand Government Bond, Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	16,880
Thailand Government Bond, Sr. Unsec’d. Notes	3.850%	12/12/25	THB	2,000	59,102
Thailand Government Bond, Sr. Unsec’d. Notes	5.670%	03/13/28	THB	5,000	174,716
Thailand Government Bond, Sr. Unsec’d. Notes - Inflation Linked	1.200%	07/14/21	THB	9,307	259,942

					1,069,515

Turkey — 8.8%
Turkey Government Bond, Bonds	8.500%	09/14/22	TRY	1,705	685,138
Turkey Government Bond, Bonds	9.000%	01/27/16	TRY	1,360	584,164
Turkey Government Bond, Bonds	10.000%	06/17/15	TRY	490	215,023
Turkey Government Bond, Bonds	10.500%	01/15/20	TRY	250	112,028
Turkey Government Bond, Bonds, Ser. 5YR	9.000%	03/08/17	TRY	3,445	1,464,498

					3,060,851

Uruguay
Uruguay Government International Bond, Sr. Unsec’d. Notes	4.375%	12/15/28	UYU	236	10,509

Venezuela — 1.7%
Petroleos de Venezuela SA, Sr. Unsec’d. Notes	4.900%	10/28/14		640	593,600

TOTAL LONG-TERM INVESTMENTS (cost $41,047,889)					34,474,122

SHORT-TERM INVESTMENTS

	Counterparty		Notional Amount (000)#
OPTION PURCHASED*
Put Options
Currency Option USD vs RUB, expiring 09/11/14, @ FX Rate 34.72 (cost $26,429)(e)	Credit Suisse			630	4,387

TOTAL INVESTMENTS — 99.3% (cost $41,074,318)(d)					34,478,509
OTHER ASSETS IN EXCESS OF LIABILITIES(f) — 0.7%					226,714

NET ASSETS — 100.0%					$34,705,223

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BUBOR	Budapest Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar

CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peru Soles
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

*	Non-income producing security
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Indicates a restricted security; the aggregate original cost of such securities is $188,913. The aggregate value of $178,033, is approximately 0.5% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2014.
(d)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$41,730,661

Appreciation	53,571
Depreciation	(7,305,723)

Net Unrealized Depreciation	$(7,252,152)

The book basis may differ from tax basis due to certain tax related adjustments.

(e)	The amount represents the fair value of derivative instruments subject to foreign exchange contract risk exposure as of January 31, 2014.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at January 31, 2014:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Argentina Pesos, Expiring 02/03/14	Citigroup Global Markets	ARS	747	$112,000	$92,634	$(19,366)

Brazilian Real, Expiring 04/14/14	Barclays Capital Group	BRL	309	125,339	125,511	172
Expiring 04/14/14	BNP Paribas	BRL	373	154,862	151,681	(3,181)
British Pound, Expiring 04/28/14	Credit Suisse First Boston Corp.	GBP	141	229,570	230,982	1,412
Chilean Peso, Expiring 03/05/14	Citigroup Global Markets	CLP	129,228	240,335	231,745	(8,590)
Expiring 03/05/14	TD Securities, Inc.	CLP	129,228	239,567	231,745	(7,822)
Chinese Renminbi, Expiring 05/08/14	Citigroup Global Markets	CNH	94	15,000	15,463	463
Expiring 05/08/14	Credit Suisse First Boston Corp.	CNH	1,027	164,000	169,661	5,661
Euro, Expiring 04/28/14	Credit Suisse First Boston Corp.	EUR	6	8,162	8,128	(34)
Expiring 04/28/14	Toronto Dominion	EUR	545	745,492	735,074	(10,418)
Hungarian Forint, Expiring 04/24/14	Barclays Capital Group	HUF	229,903	1,028,081	987,159	(40,922)
Expiring 04/24/14	Goldman Sachs & Co.	HUF	229,903	1,028,276	987,159	(41,117)
Indian Rupee, Expiring 02/03/14	Citigroup Global Markets	INR	13,827	220,414	220,546	132
Expiring 02/03/14	Citigroup Global Markets	INR	14,351	223,761	228,897	5,136
Expiring 02/03/14	UBS AG	INR	6,010	95,804	95,861	57
Expiring 02/03/14	UBS AG	INR	8,149	129,901	129,979	78
Expiring 02/03/14	UBS AG	INR	13,636	211,997	217,488	5,491
Expiring 03/04/14	UBS AG	INR	14,838	236,383	235,155	(1,228)
Expiring 03/04/14	UBS AG	INR	8,149	127,900	129,151	1,251
Indonesia Rupiah, Expiring 04/17/14	UBS AG	IDR	1,311,308	106,050	105,761	(289)
Japanese Yen, Expiring 04/25/14	Credit Suisse First Boston Corp.	JPY	36,631	359,000	358,697	(303)
Expiring 04/28/14	Credit Suisse First Boston Corp.	JPY	23,302	225,000	228,175	3,175
Malaysian Ringgit, Expiring 04/10/14	BNP Paribas	MYR	3,734	1,130,635	1,111,382	(19,253)
Expiring 04/10/14	Goldman Sachs & Co.	MYR	3,791	1,156,766	1,128,221	(28,545)
Expiring 04/10/14	Hong Kong & Shanghai Bank	MYR	312	94,842	92,902	(1,940)
Expiring 04/10/14	Hong Kong & Shanghai Bank	MYR	3,791	1,147,696	1,128,221	(19,475)
Mexican Peso, Expiring 04/25/14	Citigroup Global Markets	MXN	5,562	412,000	408,136	(3,864)
Expiring 04/25/14	Barclays Capital Group	MXN	1,885	139,926	140,032	106
Expiring 04/25/14	Barclays Capital Group	MXN	6,789	501,000	504,252	3,252
Expiring 04/25/14	BNP Paribas	MXN	11,583	865,607	860,355	(5,252)
Expiring 04/25/14	Citigroup Global Markets	MXN	1,963	146,963	145,794	(1,169)
Expiring 04/25/14	Citigroup Global Markets	MXN	2,500	187,311	185,713	(1,598)
Expiring 04/25/14	Citigroup Global Markets	MXN	6,794	499,000	504,619	5,619
Nigerian Naira, Expiring 04/30/14	Citigroup Global Markets	NGN	78,840	481,761	470,856	(10,905)

Norwegian Krone, Expiring 04/24/14	JPMorgan Chase	NOK	1,464	236,920	232,573	(4,347)
Peruvian Nuevo Sol, Expiring 02/04/14	Barclays Capital Group	PEN	311	111,000	110,144	(856)
Expiring 02/04/14	BNP Paribas	PEN	175	61,834	61,795	(39)
Expiring 02/04/14	Citigroup Global Markets	PEN	248	88,158	87,775	(383)
Expiring 02/04/14	Citigroup Global Markets	PEN	314	112,284	111,260	(1,024)
Expiring 02/04/14	Deutsche Bank	PEN	505	181,100	178,788	(2,312)
Expiring 02/04/14	Toronto-Dominion	PEN	757	268,000	267,736	(264)
Philippine Peso, Expiring 03/17/14	Barclays Capital Group	PHP	13,145	294,385	289,846	(4,539)
Polish Zloty, Expiring 04/24/14	Citigroup Global Markets	PLN	3,427	1,109,256	1,081,215	(28,041)
Expiring 04/24/14	UBS AG	PLN	3,427	1,108,585	1,081,215	(27,370)
Romanian Leu, Expiring 04/24/14	Hong Kong & Shanghai Bank	RON	1,470	439,070	435,417	(3,653)
Russian Ruble, Expiring 04/17/14	Citigroup Global Markets	RUB	4,927	137,865	136,980	(885)
Expiring 04/17/14	Citigroup Global Markets	RUB	3,801	112,096	106,424	(5,672)
Expiring 04/17/14	Credit Suisse First Boston Corp.	RUB	1,699	50,078	47,552	(2,526)
Expiring 04/17/14	JPMorgan Chase	RUB	3,808	113,170	106,610	(6,560)
South African Rand, Expiring 04/25/14	UBS AG	ZAR	1,839	162,610	161,265	(1,345)
Expiring 04/25/14	Citigroup Global Markets	ZAR	1,681	148,539	149,321	782
South Korean Won, Expiring 04/08/14	Toronto-Dominion	KRW	161,262	149,914	150,051	137
Thai Baht, Expiring 02/12/14	Barclays Capital Group	THB	1,317	40,154	39,868	(286)
Expiring 02/12/14	Barclays Capital Group	THB	1,399	42,548	42,357	(191)
Expiring 02/12/14	Barclays Capital Group	THB	2,910	87,946	88,090	144
Expiring 02/12/14	Barclays Capital Group	THB	5,357	165,521	162,184	(3,337)
Expiring 02/12/14	Barclays Capital Group	THB	45,982	1,446,643	1,392,073	(54,570)
Expiring 02/12/14	Citigroup Global Markets	THB	45,982	1,446,097	1,392,073	(54,024)
Expiring 02/12/14	Deutsche Bank	THB	4,714	148,425	142,714	(5,711)
Turkish Lira, Expiring 04/30/14	Citigroup Global Markets	TRY	418	182,492	180,376	(2,116)
Expiring 04/30/14	Credit Suisse First Boston Corp.	TRY	414	179,000	178,357	(643)
Expiring 04/30/14	JPMorgan Chase	TRY	13	5,668	5,658	(10)
Expiring 04/30/14	JPMorgan Chase	TRY	61	26,323	26,385	62

				$21,446,082	$21,043,237	$(402,845)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Argentina Pesos, Expiring 02/03/14	Citigroup Global Markets	ARS	747	105,888	92,634	13,254
Brazilian Real, Expiring 04/14/14	JPMorgan Chase	BRL	131	53,025	52,674	351
Expiring 04/14/14	BNP Paribas	BRL	2,939	1,224,961	1,195,065	29,896
Expiring 04/14/14	Citigroup Global Markets	BRL	2,939	1,219,016	1,195,065	23,951
Expiring 04/14/14	Credit Suisse First Boston Corp.	BRL	451	186,749	183,399	3,350
Expiring 04/14/14	Credit Suisse First Boston Corp.	BRL	450	185,000	183,073	1,927
Expiring 04/14/14	Hong Kong & Shanghai Bank	BRL	495	205,733	201,415	4,318
Expiring 04/14/14	Toronto-Dominion	BRL	42	17,264	16,986	278
British Pound, Expiring 04/28/14	Citigroup Global Markets	GBP	142	235,128	232,460	2,668
Canadian Dollar, Expiring 04/25/14	Toronto-Dominion	CAD	629	574,422	563,441	10,981
Expiring 04/25/14	Toronto-Dominion	CAD	203	183,100	182,186	914
Chilean Peso, Expiring 03/05/14	Citigroup Global Markets	CLP	227,857	420,548	408,616	11,932
Chinese Yuan, Expiring 05/08/14	Barclays Capital Group	CNY	1,027	164,486	169,252	(4,766)
Expiring 05/08/14	Citigroup Global Markets	CNY	94	14,995	15,426	(431)
Colombian Peso, Expiring 04/14/14	BNP Paribas	COP	419,103	209,238	206,729	2,509
Expiring 04/14/14	BNP Paribas	COP	393,487	196,400	194,094	2,306
Expiring 04/14/14	BNP Paribas	COP	123,060	63,129	60,702	2,427
Euro, Expiring 04/28/14	Citigroup Global Markets	EUR	274	370,639	369,560	1,079
Expiring 04/28/14	Credit Suisse First Boston Corp.	EUR	289	395,512	389,996	5,516
Expiring 04/28/14	Goldman Sachs & Co.	EUR	277	378,750	373,606	5,144
Expiring 04/28/14	Toronto-Dominion	EUR	254	345,339	342,772	2,567
Hungarian Forint, Expiring 04/24/14	Goldman Sachs & Co.	HUF	51,161	219,462	219,069	393
Expiring 04/24/14	Hong Kong & Shanghai Bank	HUF	33,765	144,935	144,580	355
Indian Rupee, Expiring 02/03/14	Citigroup Global Markets	INR	14,351	228,760	228,897	(137)
Expiring 02/03/14	Citigroup Global Markets	INR	13,827	209,600	220,545	(10,945)
Expiring 02/03/14	UBS AG	INR	13,636	217,358	217,488	(130)
Expiring 02/03/14	UBS AG	INR	8,149	128,779	129,979	(1,200)
Expiring 02/03/14	UBS AG	INR	6,010	96,116	95,862	254
Expiring 03/04/14	Citigroup Global Markets	INR	14,157	220,000	224,373	(4,373)
Expiring 03/04/14	Hong Kong & Shanghai Bank	INR	8,829	141,000	139,932	1,068
Indonesia Rupiah, Expiring 04/17/14	Barclays Capital Group	IDR	1,616,045	130,379	130,339	40
Expiring 04/17/14	Barclays Capital Group	IDR	1,130,250	90,929	91,308	(379)

Expiring 04/17/14	Citigroup Global Markets	IDR	2,080,019	171,973	168,036	3,937
Expiring 04/17/14	Citigroup Global Markets	IDR	847,757	68,478	68,487	(9)
Expiring 04/17/14	Hong Kong & Shanghai Bank	IDR	2,276,520	183,000	183,911	(911)
Expiring 04/17/14	Toronto-Dominion	IDR	2,209,755	179,000	178,517	483
Israeli Shekel, Expiring 04/30/14	Citigroup Global Markets	ILS	1,279	366,032	363,254	2,778
Japanese Yen, Expiring 04/25/14	Barclays Capital Group	JPY	51,298	500,000	502,312	(2,312)
Expiring 04/28/14	Goldman Sachs & Co.	JPY	100,382	970,191	982,965	(12,774)
Malaysian Ringgit, Expiring 04/10/14	Toronto-Dominion	MYR	274	81,305	81,520	(215)
Expiring 04/10/14	Citigroup Global Markets	MYR	78	23,476	23,069	407
Expiring 04/10/14	Toronto-Dominion	MYR	77	23,520	22,819	701
Expiring 04/10/14	Toronto-Dominion	MYR	77	22,876	22,800	76
Expiring 04/10/14	Toronto-Dominion	MYR	76	22,723	22,681	42
Expiring 04/10/14	Toronto-Dominion	MYR	69	20,468	20,406	62
Expiring 04/10/14	Toronto-Dominion	MYR	57	17,532	17,077	455
Mexican Peso, Expiring 04/22/14	Hong Kong & Shanghai Bank	MXN	3,495	262,000	259,623	2,377
Expiring 04/25/14	Citigroup Global Markets	MXN	1,047	77,770	76,863	907
Expiring 04/25/14	Barclays Capital Group	MXN	6,764	499,000	502,439	(3,439)
Expiring 04/25/14	Toronto-Dominion	MXN	338	25,179	25,069	110
Expiring 04/25/14	Toronto-Dominion	MXN	291	21,679	21,604	75
Expiring 04/25/14	UBS AG	MXN	6,706	500,000	498,083	1,917
Expiring 04/25/14	UBS AG	MXN	281	20,965	20,865	100
Nigerian Naira, Expiring 08/20/14	Citigroup Global Markets	NGN	47,315	261,700	273,530	(11,830)
Expiring 08/20/14	Citigroup Global Markets	NGN	30,202	168,116	174,598	(6,482)
Peruvian Nuevo Sol, Expiring 02/04/14	Citigroup Global Markets	PEN	1,219	441,372	431,300	10,072
Expiring 02/04/14	Citigroup Global Markets	PEN	903	319,400	319,651	(251)
Expiring 02/04/14	Toronto-Dominion	PEN	188	67,400	66,547	853
Expiring 04/29/14	BNP Paribas	PEN	175	60,875	60,864	11
Philippine Peso, Expiring 03/17/14	AXA Hong Kong	PHP	19,972	462,000	440,391	21,609
Polish Zloty, Expiring 04/24/14	Deutsche Bank	PLN	55	17,840	17,395	445
Expiring 04/24/14	Toronto-Dominion	PLN	66	21,374	20,846	528
Expiring 04/24/14	Toronto-Dominion	PLN	58	18,508	18,306	202
Russian Ruble, Expiring 04/17/14	Barclays Capital Group	RUB	1,904	53,280	53,295	(15)
Expiring 04/17/14	Barclays Capital Group	RUB	672	19,810	18,806	1,004
Expiring 04/17/14	Citigroup Global Markets	RUB	3,650	106,000	102,188	3,812

Expiring 04/17/14	Citigroup Global Markets	RUB	1,034	29,442	28,955	487
Expiring 04/17/14	Toronto-Dominion	RUB	654	18,980	18,300	680
Expiring 04/17/14	Toronto-Dominion	RUB	630	17,862	17,631	231
South African Rand, Expiring 04/25/14	Toronto-Dominion	ZAR	203	18,100	17,995	105
Expiring 04/25/14	Toronto-Dominion	ZAR	185	16,370	16,417	(47)
Swiss Franc, Expiring 04/24/14	Credit Suisse First Boston Corp.	CHF	172	189,301	189,894	(593)
Thai Baht, Expiring 02/12/14	Barclays Capital Group	THB	13,402	413,400	405,753	7,647
Expiring 02/12/14	Barclays Capital Group	THB	7,773	235,000	235,313	(313)
Expiring 02/12/14	Barclays Capital Group	THB	5,250	159,188	158,942	246
Expiring 02/12/14	BNP Paribas	THB	12,144	369,000	367,660	1,340
Expiring 02/12/14	BNP Paribas	THB	5,250	159,284	158,942	342
Expiring 02/12/14	Citigroup Global Markets	THB	718	22,229	21,744	485
Expiring 02/12/14	Citigroup Global Markets	THB	567	17,833	17,162	671
Expiring 02/12/14	Goldman Sachs & Co.	THB	5,934	180,000	179,640	360
Expiring 02/12/14	Hong Kong & Shanghai Bank	THB	12,798	395,841	387,440	8,401
Expiring 02/12/14	Hong Kong & Shanghai Bank	THB	3,128	95,357	94,691	666
Expiring 02/12/14	Toronto-Dominion	THB	800	24,076	24,211	(135)
Expiring 02/12/14	Toronto-Dominion	THB	701	21,400	21,215	185
Expiring 02/12/14	Toronto-Dominion	THB	611	19,190	18,484	706
Expiring 02/12/14	Toronto-Dominion	THB	545	16,838	16,500	338
Turkish Lira, Expiring 02/03/14	JP Morgan Chase	TRY	61	26,959	27,051	(92)
Expiring 04/30/14	Barclays Capital Group	TRY	57	24,745	24,452	293
Expiring 04/30/14	Goldman Sachs & Co.	TRY	121	51,116	52,206	(1,090)
Expiring 04/30/14	Toronto-Dominion	TRY	38	16,660	16,556	104

				$17,189,653	$17,048,794	$140,859

						$(261,986)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Cross currency exchange contracts outstanding at January 31, 2014:

Settlement	Type	Notional Amount (000)	In Exchange For (000)	Unrealized Appreciation (Depreciation)(1)	Counterparty
Expiring 04/24/14	Buy	EUR 174	NOK 1,464	1,717	Goldman Sachs & Co.

				$1,717

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of January 31, 2014.

Interest rate swap agreements outstanding at January 31, 2014:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)(1)	Counterparty
Over-the-counter swap agreements:
HUF	50,000	11/06/18	4.250%	6 month BUBOR(2)	$2,109	$—	$2,109	Barclays Capital Group
MXN	8,000	02/21/22	6.620%	28 Day Mexican Interbank Rate(2)	(523)	—	(523)	Barclays Capital Group
HUF	140,000	06/28/23	6.150%	3 month LIBOR(2)	52,677	—	52,677	Barclays Capital Group
MXN	6,200	08/09/28	7.640%	28 Day Mexican Interbank Rate(2)	1,697	—	1,697	Hong Kong & Shanghai Bank

					$55,960	$—	$55,960

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2014.
(2)	The Series pays the floating rate and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Barbados	$—	$178,033	$—
Brazil	—	5,712,003	—
China	—	218,000	—
Colombia	—	1,445,319	—
Dominican Republic	—	133,890	—
Ghana	—	4,006	—
Hungary	—	1,246,902	—
Indonesia	—	3,612,419	—
Italy	—	105,500	—
Jamaica	—	159,450	—
Kazakhstan	—	495,515	—
Malaysia	—	1,207,252	—
Mexico	—	3,577,880	—
Nigeria	—	764,098	—
Peru	—	921,523	—
Philippines	—	336,496	—
Poland	—	1,575,727	—
Romania	—	213,348	—
Russia	—	3,652,151	—
South Africa	—	3,247,275	—
Spain	—	523,860	—
Sri Lanka	—	409,000	—
Thailand	—	1,069,515	—
Turkey	—	3,060,851	—
Uruguay	—	10,509	—
Venezuela	—	593,600	—
Option Purchased	—	4,387	—
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	—	(260,269)	—
Interest Rate Swaps	—	55,960	—

Total	$—	$34,274,200	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2014 was as follows:

Foreign Government Obligations	76.0%
Foreign Corporations	19.6
Foreign Agency	3.7
Option Purchased	— *

99.3%
Other assets in excess of liabilities	0.7

100.0%

* Less than 0.05%.

Prudential Jennison Global Opportunities Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.2%
COMMON STOCKS
Canada — 1.5%
Canadian Pacific Railway Ltd.	4,605	$697,565

China — 3.8%
Tencent Holdings Ltd.	26,046	1,826,083

Denmark — 1.3%
Novo Nordisk A/S (Class B Stock)	16,224	642,227

Hong Kong — 2.2%
Sands China Ltd.	136,049	1,044,755

Italy — 10.9%
Azimut Holding SpA	45,622	1,318,671
Luxottica Group SpA	13,901	736,652
Moncler SpA*	40,612	773,405
Moncler SpA, 144A*	7,429	141,476
Prada SpA	97,060	711,433
World Duty Free SpA*	55,026	800,026
Yoox SpA*	20,492	774,985

		5,256,648

Japan — 1.7%
Murata Manufacturing Co. Ltd.	8,816	818,595

Spain — 2.2%
Inditex SA	7,259	1,081,121

Switzerland — 1.6%
Cie Financiere Richemont SA	8,285	766,404

United Kingdom — 12.2%
ARM Holdings PLC	75,924	1,159,016
Ashtead Group PLC	73,467	951,847
ASOS PLC*	16,036	1,644,926
Rolls-Royce Holdings PLC*	45,990	895,740
SABMiller PLC	9,525	427,962
St. James’s Place PLC	63,630	803,626

		5,883,117

United States — 57.8%
Alliance Data Systems Corp.*	2,707	648,760
Amazon.com, Inc.*	3,014	1,081,092
Apple, Inc.	1,743	872,546
Biogen Idec, Inc.*	6,059	1,894,286
BioMarin Pharmaceutical, Inc.*	14,069	969,073
Bristol-Myers Squibb Co.	20,881	1,043,424
Celgene Corp.*	5,036	765,119
Core Laboratories NV	3,951	706,913
Gilead Sciences, Inc.*	21,994	1,773,816
Goldman Sachs Group, Inc. (The)	3,679	603,797
Google, Inc. (Class A Stock)*	1,703	2,011,192
Incyte Corp Ltd.*	11,587	759,180
LinkedIn Corp. (Class A Stock)*	3,816	821,241
MasterCard, Inc. (Class A Stock)	27,317	2,067,351
Michael Kors Holdings Ltd.*	13,790	1,102,235
Monsanto Co.	5,020	534,881
Netflix, Inc.*	1,999	818,251
NIKE, Inc. (Class B Stock)	13,222	963,223
priceline.com, Inc.*	1,711	1,958,907

Splunk, Inc.*	9,587	738,487
Tesla Motors, Inc.*	5,857	1,062,518
TJX Cos., Inc.	15,113	866,882
Twitter, Inc.*	10,998	709,371
Under Armour, Inc. (Class A Stock)*	8,145	880,556
Vertex Pharmaceuticals, Inc.*	9,617	760,128
Workday, Inc. (Class A Stock)*	7,742	693,219
zulily, Inc. (Class A Stock)*	16,995	675,551

		27,781,999

TOTAL LONG-TERM INVESTMENTS (cost $35,598,502)		45,798,514

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,959,633)(a)	1,959,633	1,959,633

TOTAL INVESTMENTS — 99.3% (cost $37,558,135)(b)		47,758,147
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		332,882

NET ASSETS — 100.0%		$48,091,029

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$37,589,092

Appreciation	10,452,726
Depreciation	(283,671)

Net Unrealized Appreciation	$10,169,055

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$697,565	$—	$—
China	—	1,826,083	—
Denmark	642,227	—	—
Hong Kong	—	1,044,755	—
Italy	1,573,431	3,683,217	—
Japan	—	818,595	—

Spain	—	1,081,121	—
Switzerland	—	766,404	—
United Kingdom	—	5,883,117	—
United States	27,781,999	—	—
Affiliated Money Market Mutual Fund	1,959,633	—	—

Total	$32,654,855	$15,103,292	$—

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2014 was as follows:

Internet & Catalog Retail	14.4%
Biotechnology	14.4
Textiles, Apparel & Luxury Goods	12.6
Internet Software & Services	11.2
Specialty Retail	5.7
IT Services	5.7
Affiliated Money Market Mutual Fund	4.1
Capital Markets	4.0
Pharmaceuticals	3.5
Software	2.9
Semiconductors & Semiconductor Equipment	2.4
Automobiles	2.2
Hotels, Restaurants & Leisure	2.2
Trading Companies & Distributors	2.0
Aerospace & Defense	1.8
Computers & Peripherals	1.8
Electronic Equipment & Instruments	1.7
Insurance	1.7
Energy Equipment & Services	1.5
Road & Rail	1.5
Chemicals	1.1
Beverages	0.9

99.3
Other assets in excess of liabilities	0.7

100.0%

Prudential Jennison International Opportunities Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.2%
COMMON STOCKS — 93.0%
Canada — 2.1%
Canadian Pacific Railway Ltd.	6,408	$970,684

China — 5.8%
Tencent Holdings Ltd.	33,507	2,349,173
Tong Ren Tang Technologies Co. Ltd. (Class H Stock)	89,900	307,786

		2,656,959

Denmark — 1.4%
Novo Nordisk A/S (Class B Stock)	16,554	655,290

France — 1.5%
BNP Paribas SA	9,169	707,899

Germany — 7.2%
Bayer AG	9,023	1,187,487
Continental AG	5,132	1,101,411
Wirecard AG	22,738	993,817

		3,282,715

Hong Kong — 2.3%
Sands China Ltd.	135,274	1,038,804

Indonesia — 0.4%
PT Tower Bersama Infrastructure Tbk	293,482	148,941
PT Tower Bersama Infrastructure Tbk, 144A	72,770	36,930

		185,871

Ireland — 2.2%
Shire PLC	20,587	1,027,424

Italy — 13.8%
Azimut Holding SpA	51,952	1,501,635
Brunello Cucinelli SpA	22,048	600,900
Luxottica Group SpA	19,821	1,050,368
Moncler SpA*	26,108	497,195
Moncler SpA, 144A*	3,339	63,587
Prada SpA	88,945	651,951
World Duty Free SpA*	59,983	872,098
World Duty Free SpA, 144A*	1,206	17,534
Yoox SpA*	27,962	1,057,492

		6,312,760

Japan — 11.2%
Fuji Heavy Industries Ltd.	27,838	758,906
Hino Motors Ltd.	54,135	787,765
Mitsui Fudosan Co. Ltd.	20,059	633,450
Murata Manufacturing Co. Ltd.	10,314	957,689
Pigeon Corp.	14,043	639,496
Rakuten, Inc.	34,433	563,416
SoftBank Corp.	10,958	793,325

		5,134,047

Mexico — 1.6%
Alfa SAB de CV (Class A Stock)	254,877	718,092

Netherlands — 1.4%
Randstad Holding NV	9,828	623,264

South Africa — 1.5%
Aspen Pharmacare Holdings Ltd.	29,708	$673,642
Aspen Pharmacare Holdings Ltd., 144A	1,095	24,830

		698,472

South Korea — 0.8%
NAVER Corp.*	600	378,573

Spain — 3.4%
Inditex SA	10,338	1,539,692

Sweden — 1.5%
Assa Abloy AB (Class B Stock)	13,411	667,729

Switzerland — 4.3%
Roche Holding AG	4,113	1,128,466
Swatch Group AG (The) (Bearer Shares)	1,454	864,150

		1,992,616

United Kingdom — 21.1%
ARM Holdings PLC	68,039	1,038,648
Ashtead Group PLC	78,669	1,019,245
ASOS PLC*	16,470	1,689,445
ASOS PLC, 144A*	215	22,054
Burberry Group PLC	42,868	1,017,825
Compass Group PLC	45,598	681,478
Hargreaves Lansdown PLC	43,011	1,049,104
Rolls-Royce Holdings PLC*	56,106	1,092,768
SABMiller PLC	12,273	551,431
Sports Direct International PLC*	26,994	302,513
Sports Direct International PLC, 144A*	13,272	148,735
St. James’s Place PLC	82,394	1,040,609

		9,653,855

United States — 9.5%
Accenture PLC (Class A Stock)	2,832	226,220
Core Laboratories NV	4,925	881,181
Jazz Pharmaceuticals PLC*	5,478	830,793
Michael Kors Holdings Ltd.*	17,835	1,425,552
Stratasys Ltd.*	8,066	972,437

		4,336,183

TOTAL COMMON STOCKS (cost $39,200,191)		42,580,929

PREFERRED STOCK — 1.2%
Germany
Volkswagen AG (PRFC) (cost $477,621)	2,066	521,398

TOTAL LONG-TERM INVESTMENTS (cost $39,677,812)		43,102,327

SHORT-TERM INVESTMENT — 56.1%
Affiliated Money Market Mutual Fund
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $25,671,935)(a)	25,671,935	25,671,935

TOTAL INVESTMENTS — 150.3% (cost $65,349,747)(b)	68,774,262
LIABILITIES IN EXCESS OF OTHER ASSETS — (50.3)%	(23,007,540)

NET ASSETS — 100.0%	$45,766,722

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
PRFC	Preference Shares

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$65,352,242

Appreciation	3,650,988
Depreciation	(228,968)

Net Unrealized Appreciation	$3,422,020

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Canada	$970,684	$—	$—
China	—	2,656,959	—
Denmark	655,290	—	—
France	—	707,899	—
Germany	—	3,282,715	—
Hong Kong	—	1,038,804	—
Indonesia	—	185,871	—
Ireland	—	1,027,424	—
Italy	1,369,293	4,943,467	—
Japan	—	5,134,047	—
Mexico	718,092	—	—
Netherlands	—	623,264	—
South Africa	—	698,472	—
South Korea	—	378,573	—
Spain	—	1,539,692	—
Sweden	—	667,729	—
Switzerland	—	1,992,616	—
United Kingdom	—	9,653,855	—
United States	4,336,183	—	—
Preferred Stock
Germany	—	521,398	—
Affiliated Money Market Mutual Fund	25,671,935	—	—

Total	$33,721,477	$35,052,785	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 was as follows:

Affiliated Money Market Mutual Fund	56.1%
Textiles, Apparel & Luxury Goods	13.5
Pharmaceuticals	12.7
Internet & Catalog Retail	7.3
Specialty Retail	6.3
Internet Software & Services	6.0
Capital Markets	5.6
Hotels, Restaurants & Leisure	3.8
Automobiles	2.8
IT Services	2.7
Auto Components	2.4
Aerospace & Defense	2.4
Insurance	2.3
Semiconductors & Semiconductor Equipment	2.3
Trading Companies & Distributors	2.2
Wireless Telecommunication Services	2.1
Computers & Peripherals	2.1
Road & Rail	2.1
Electronic Equipment & Instruments	2.1
Energy Equipment & Services	1.9
Machinery	1.7
Industrial Conglomerates	1.6
Commercial Banks	1.5
Building Products	1.4
Household Products	1.4
Real Estate Management & Development	1.4
Professional Services	1.4
Beverages	1.2

150.3%
Liabilities in excess of other assets	(50.3)

100.0%

Prudential Jennison Global Infrastructure Fund

Schedule of Investments

as of January 31, 2014 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS
Australia — 3.9%
13,513	Asciano Ltd.	$ 66,320
13,770	Aurizon Holdings Ltd.	59,216
10,756	Goodman Group, REIT	43,950
9,294	Sydney Airport	32,054
7,761	Transurban Group	46,893

		248,433

Brazil — 0.6%
6,224	Alupar Investimento SA, UTS*	40,208

Canada — 5.8%
1,737	AltaGas Ltd.	64,599
802	Canadian Pacific Railway Ltd.	121,580
3,556	Enbridge, Inc.	149,316
2,088	Secure Energy Services, Inc.	30,408

		365,903

China — 6.6%
88,977	Beijing Enterprises Water Group Ltd.	50,242
66,596	China Longyuan Power Group Corp. (Class H Stock)	80,202
9,762	China Merchants Holdings International Co. Ltd.	33,219
5,730	ENN Energy Holdings Ltd.	37,074
290,265	Huadian Fuxin Energy Corp. Ltd. (Class H Stock)	132,303
42,401	Jiangsu Expressway Co. Ltd. (Class H Stock)	53,233
66,158	Shenzhen Expressway Co. Ltd. (Class H Stock)	29,219

		415,492

France — 4.2%
15,284	Groupe Eurotunnel SA	168,513
554	Vinci SA	36,226
2,347	Vivendi SA	63,003

		267,742

Germany — 2.1%
1,075	Fraport AG Frankfurt Airport Services Worldwide	79,327
398	Siemens AG, ADR	50,263

		129,590

Italy — 5.1%
7,952	Atlantia SpA	180,873
18,019	Enel SpA	82,009
54,528	Telecom Italia SpA	60,554

		323,436

Japan — 3.4%
1,162	East Japan Railway Co.	85,826
11	Nippon Prologis REIT, Inc., REIT	110,554
2	Nippon Prologis REIT, Inc., REIT, 144A	20,101

		216,481

Mexico — 1.2%
6,405	Promotora y Operadora de Infraestructura SAB de CV*	77,584

New Zealand — 1.5%
12,808	Auckland International Airport Ltd.	37,801
71,425	Meridian Energy Ltd., 144A*	58,043

		95,844

Peru — 1.0%
3,097	Grana Y Montero SA, ADR*	65,285

South Korea — 2.0%
7,556	Korea Electric Power Corp., ADR*	123,238

Spain — 4.4%
7,019	Abertis Infraestructuras SA	156,631
6,382	Ferrovial SA	122,457

		279,088

Switzerland — 1.1%
115	Flughafen Zuerich AG	67,552

United Kingdom — 6.9%
11,753	Drax Group PLC	156,663
1,357	Liberty Global PLC (Class C Stock)*	107,651
1,001	National Grid PLC, ADR	64,845
3,604	Telecity Group PLC	42,245
1,824	Vodafone Group PLC, ADR	67,597

		439,001

United States — 48.6%
1,394	American Water Works Co., Inc.	59,343
3,375	Calpine Corp.*	64,058
2,638	CenterPoint Energy, Inc.	61,729
457	Charter Communications, Inc. (Class A Stock)*	62,609
3,427	Cheniere Energy Partners LP, Holdings LLC*	64,085
4,934	Cheniere Energy, Inc.*	216,800
1,050	Crosstex Energy, Inc.	39,375
971	Crown Castle International Corp.*	68,902
1,188	Dominion Resources, Inc.	80,677
2,808	Energy Transfer Equity LP	117,150
1,837	EQT Midstream Partners LP	114,262
812	Genesee & Wyoming, Inc. (Class A Stock)*	73,356
3,202	Intelsat SA*	63,976
628	ITC Holdings Corp.	64,998
657	Kirby Corp.*	65,562
3,168	MPLX LP	145,760
852	NextEra Energy, Inc.	78,324
1,805	NiSource, Inc.	62,038
3,569	NRG Energy, Inc.	99,397
3,347	NRG Yield, Inc. (Class A Stock)	130,332
1,967	ONEOK, Inc.	134,720
2,769	Phillips 66 Partners LP	103,644
3,183	Plains GP Holdings LP (Class A Stock)	80,912

437	Rockwell Automation, Inc.	50,185
1,356	SBA Communications Corp. (Class A Stock)*	125,769
2,007	SemGroup Corp. (Class A Stock)	123,952
993	Sempra Energy	92,061
2,856	Targa Resources Corp.	257,868
627	Time Warner Cable, Inc.	83,560
589	Union Pacific Corp.	102,627
1,572	Western Gas Equity Partners LP	64,719
3,272	Williams Cos., Inc. (The)	132,483

		3,085,233

	TOTAL LONG-TERM INVESTMENTS (cost $5,726,281)	6,240,110

SHORT-TERM INVESTMENT — 1.9%
AFFILIATED MONEY MARKET MUTUAL FUND
124,800	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $124,800)(a)	124,800

	TOTAL INVESTMENTS — 100.3% (cost $5,851,081)(b)	6,364,910
	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3%)	(21,356)

	NET ASSETS — 100.0%	$6,343,554

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$5,852,005

Appreciation	595,310
Depreciation	(82,405)

Net Unrealized Appreciation	$512,905

The book basis may differ from tax basis due to certain tax related adjustments.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$248,433	$—
Brazil	40,208	—	—
Canada	365,903	—	—
China	—	415,492	—
France	—	267,742	—
Germany	50,263	79,327	—
Italy	—	323,436	—
Japan	—	216,481	—
Mexico	77,584	—	—
New Zealand	95,844	—	—
Peru	65,285	—	—
South Korea	123,238	—	—
Spain	—	279,088	—
Switzerland	—	67,552	—
United Kingdom	240,093	198,908	—
United States	3,085,233	—	—
Affiliated Money Market Mutual Fund	124,800	—	—

Total	$4,268,451	$2,096,459	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2014 were as follows:

Oil, Gas & Consumable Fuels	26.4%
Transportation Infrastructure	13.9
Independent Power Producers & Energy Traders	9.4
Electric Utilities	8.2
Road & Rail	8.1
Multi-Utilities	5.7
Construction & Engineering	4.7
Wireless Telecommunication Services	4.1
Media	4.0
Diversified Telecommunication Services	3.0
Real Estate Investment Trusts (REITs)	2.7
Gas Utilities	2.7
Affiliated Money Market Mutual Fund	1.9
Water Utilities	1.7
Marine	1.0
Industrial Conglomerates	0.8
Electrical Equipment	0.8
Internet Software & Services	0.7
Energy Equipment & Services	0.5

100.3
Liabilities in excess of other assets	(0.3)

100.0%

Notes to Schedules of Investments (Unaudited)

Security Valuation: The Series holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Series invest in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Series is available in the Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 21, 2014

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 21, 2014

*	Print the name and title of each signing officer under his or her signature.